Selected Income Statement Data (Schedule of selected selling, general and administrative expenses data) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Selected Income Statement Data [Abstract]
Selling	[1]	$ 48,134	$ 36,896	$ 38,249
General and administrative		15,461	13,855	11,250
Total selling, general and administrative expenses		63,595	50,751	49,499
Including shipping and handling costs		$ 4,120	$ 2,744	$ 2,294

[1]	Including shipping and handling costs